Long-Term Debt and Other Financial Liabilities, Annual Principal Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Annual Principal Payments [Abstract]
2025	$ 18,373
2026	20,040
2027	6,706
2028	12,326
Thereafter	23,020
Total	$ 80,465	$ 65,842